Long -Term Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 28, 2014	Feb. 24, 2014	Sep. 27, 2013	Mar. 07, 2013	Sep. 28, 2012
Debt Instrument [Line Items]
Capital Lease Obligations, Noncurrent	$ 54,012		$ 52,385		$ 49,584
Other Long-term Debt, Noncurrent	42,167		35,777		31,064
Debt and Capital Lease Obligations	5,637,541		5,824,070		6,008,767
Long-term Debt, Current Maturities	(89,613)		(65,841)		(37,462)
Long-term Borrowings	5,547,928		5,758,229		5,971,305
Receivables Facility, due January 2015 [Member]
Debt Instrument [Line Items]
Long-term Debt	300,000		300,000		263,800
Senior Notes [Member] | Senior Notes 8 Point 50 Percent Due 2015 [Member]
Debt Instrument [Line Items]
Long-term Debt			0		1,280,000
Senior Notes [Member] | 8.50% senior notes, due February 2015
Debt Instrument [Line Items]
Long-term Debt			0		500,000
Senior Notes [Member] | 5 point 75 percent Senior Notes , due 2020 [Member]
Debt Instrument [Line Items]
Long-term Debt	1,000,000		1,000,000	1,000,000	0
Revolving Credit Facility [Member] | Senior Secured Credit Facility
Debt Instrument [Line Items]
Long-term Debt	173,164		10,000		0
8.625% / 9.375% Senior Notes, due April 2016 | Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt			0		595,486
Term Loan Facility due February 2021 [Member] | Senior Secured Credit Facility
Debt Instrument [Line Items]
Long-term Debt	2,600,279	2,582,000	0		650,913
Term Loan Facility due July 2016 [Member] | Senior Secured Credit Facility
Debt Instrument [Line Items]
Long-term Debt	75,450		3,032,349		2,637,920
Term Loan Facility due September 2019 [Member] | Senior Secured Credit Facility
Debt Instrument [Line Items]
Long-term Debt	$ 1,392,469	$ 1,400,000	$ 1,393,559	$ 1,400,000	$ 0